Dec. 30, 2021
Grandeur Peak Global Reach Fund

FINANCIAL INVESTORS TRUST

Grandeur Peak Global Reach Fund

(the “Fund”)

SUPPLEMENT DATED DECEMBER 30, 2021, TO THE

SUMMARY PROSPECTUS AND PROSPECTUS

DATED AUGUST 31, 2021, AS SUBSEQUENTLY AMENDED

Effective January 1, 2022, the following changes are being made with respect to the Fund:

Summary Prospectus

The table in the section entitled “FEES AND EXPENSES OF THE FUND – Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)” is hereby deleted and replaced with the following information:

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.10%	1.10%
Distribution and service (12b-1) fees	0.25%	None
Other Expenses	0.17%	0.17%
Total Annual Fund Operating Expenses	1.52%	1.27%
Fee Waiver and Expense Reimbursement(1)	-0.02%	-0.02%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.50%	1.25%

(1)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.50% and 1.25% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2023. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2023 except with the approval of the Fund’s Board of Trustees.

The section entitled “FEES AND EXPENSES OF THE FUND – Example” in the Summary Section of the Fund’s Prospectus is hereby deleted and replaced in its entirety with the following information:

Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2023. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Years	3 Years	5 Years	10 Years
Investor Class	$153	$476	$825	$1,807
Institutional Class	$127	$399	$693	$1,529

Prospectus

The fourth, fifth, and sixth paragraphs, including their respective tables, under the section entitled “MANAGEMENT” of the Fund’s Prospectus are hereby replaced with the following information:

With respect to the Funds’ Investor Class, to the extent the Total Annual Fund Operating Expenses (exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) exceed the amounts listed below based on the Funds’ average daily net assets through August 31, 2022, the Adviser will reduce the fee payable with respect to the applicable Fund to the extent of such excess, and/or shall reimburse the applicable Fund (or class as applicable) by the amount of such excess.

Grandeur Peak Global Opportunities Fund	1.75%
Grandeur Peak International Opportunities Fund	1.75%
Grandeur Peak Global Reach Fund[1]	1.50%
Grandeur Peak Emerging Markets Opportunities Fund	1.95%
Grandeur Peak Global Stalwarts Fund	1.35%
Grandeur Peak International Stalwarts Fund	1.35%

(1)	The Grandeur Peak Global Reach Fund's Expense Agreement will also continue through at least August 31, 2023.

With respect to the Funds’ Institutional Class, to the extent the Total Annual Fund Operating Expenses (exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) exceed the amounts listed below based on the Funds’ average daily net assets through August 31, 2022, the Adviser will reduce the fee payable with respect to the applicable Fund to the extent of such excess, and/or shall reimburse the applicable Fund (or class as applicable) by the amount of such excess.

Grandeur Peak Global Opportunities Fund	1.50%
Grandeur Peak International Opportunities Fund	1.50%
Grandeur Peak Global Reach Fund[1]	1.25%
Grandeur Peak Emerging Markets Opportunities Fund	1.70%
Grandeur Peak Global Stalwarts Fund	1.10%
Grandeur Peak International Stalwarts Fund	1.10%
Grandeur Peak Global Micro Cap Fund	2.00%
Grandeur Peak Global Contrarian Fund	1.35%
Grandeur Peak US Stalwarts Fund	1.00%

(1)	The Grandeur Peak Global Reach Fund's Expense Agreement will also continue through at least August 31, 2023.

The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the previous sections of this letter agreement to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in this letter agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Funds will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2023 for the Grandeur Peak Global Reach Fund, and August 31, 2022 for all other funds, except with the approval of the Fund’s Board of Trustees.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.